RIGHT-OF-USE ASSETS (Details Narrative) - SGD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Weighted average incremental borrowing rate	5.15%	5.76%
Weighted average remaining life of lease	2 years 6 months	3 years 6 months
Right-of-use assets under operating leasing arrangements	$ 2,092	$ 1,388
Office Equipment [Member]
Weighted average remaining life of lease	3 years
Right-of-use assets under operating leasing arrangements	$ 20	10
Leasehold Buildings [Member]
Weighted average remaining life of lease	3 years
Right-of-use assets under operating leasing arrangements	$ 2,072	$ 1,378
Machinery and Equipment [Member]
Weighted average remaining life of lease	5 years 6 months
Minimum [Member]
Weighted average incremental borrowing rate	4.89%
Maximum [Member]
Weighted average incremental borrowing rate	6.88%